SHARE-BASED PAYMENT - Option activity (Details) - Options incentive Plan	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning of the year | shares	7,345,795	1,791,000
Number of options, granted during the year | shares		5,631,894
Number of options, cancelled or expired during the year | shares	(221,444)	(570)
Number of options, forfeited during the year | shares	(2,115,000)
Number of options, exercised during the year | shares		(76,529)
Number of options, effective at the end of the year | shares	5,009,351	7,345,795
Weighted average exercise price, at the beginning of the year | $ / shares	$ 11.83	$ 15.79
Weighted average exercise price, granted during the year | $ / shares		10.55
Weighted average exercise price, cancelled or expired during the year | $ / shares	58.27	10.07
Weighted average exercise price, forfeited during the year | $ / shares	10.52
Weighted average exercise price, exercised during the year | $ / shares		10.73
Weighted average exercise price, effective at the end of the year | $ / shares	$ 10.14	$ 11.83